Qualitative and Quantitative Information of Financial Risks - Summary of Contracts Holding (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) € / $	Dec. 31, 2021 EUR (€) € / $ € / kr € / ¥
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, Carrying amount	€ 37,441	€ 28,551
Financial liabilities, Carrying amount	219,161	248,491
Currency Exchange Rate Risk | Forward Currency Contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	90,000	47,064
Financial assets, Carrying amount	2,507
Financial Assets and Liabilities Carrying Value		49
Currency Exchange Rate Risk | Forward Currency Contracts | USD | Other Current Financial Assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		9,372
Financial assets, Carrying amount		50
Currency Exchange Rate Risk | Forward Currency Contracts | USD | Other Current Financial Assets | 9 to 12 Months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		€ 9,372
Average Forward Rate | € / $		1.139
Currency Exchange Rate Risk | Forward Currency Contracts | DKK | 9 to 12 Months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average Forward Rate | € / kr		7.438
Currency Exchange Rate Risk | Forward Currency Contracts | DKK | Current Financial Liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		€ 36,702
Financial liabilities, Carrying amount		(21)
Currency Exchange Rate Risk | Forward Currency Contracts | DKK | Current Financial Liabilities | 9 to 12 Months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		36,702
Currency Exchange Rate Risk | Forward Currency Contracts | JPY | Other Current Financial Assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		990
Financial assets, Carrying amount		20
Currency Exchange Rate Risk | Forward Currency Contracts | JPY | Other Current Financial Assets | 9 to 12 Months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount		€ 990
Average Forward Rate | € / ¥		128.750
Currency Exchange Rate Risk | Forward Currency Contracts | Derivatives Designated as Hedging Instruments | USD | Other Current Financial Assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	40,000
Financial assets, Carrying amount	849
Currency Exchange Rate Risk | Forward Currency Contracts | Derivatives Designated as Hedging Instruments | USD | Other Current Financial Assets | 6 to 9 Months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	€ 15,000
Average Forward Rate | € / $	1.060
Currency Exchange Rate Risk | Forward Currency Contracts | Derivatives Designated as Hedging Instruments | USD | Other Current Financial Assets | 9 to 12 Months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	€ 25,000
Average Forward Rate | € / $	1.064
Currency Exchange Rate Risk | Forward Currency Contracts | Derivatives not Designated as Hedging Instruments | USD | Other Current Financial Assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	€ 50,000
Financial assets, Carrying amount	1,658
Currency Exchange Rate Risk | Forward Currency Contracts | Derivatives not Designated as Hedging Instruments | USD | Other Current Financial Assets | 0 to 6 Months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	€ 40,000
Average Forward Rate | € / $	1.031
Currency Exchange Rate Risk | Forward Currency Contracts | Derivatives not Designated as Hedging Instruments | USD | Other Current Financial Assets | 9 to 12 Months
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	€ 10,000
Average Forward Rate | € / $	1.084